ARCHER INVESTMENT SERIES TRUST

PSUMMARY ROSPECTUS

December 23, 2025

This Prospectus describes the Archer Growth ETF which is authorized to offer one class of shares by this Prospectus.

ARCHER GROWTH ETF

Ticker – ARWG

The Principal U.S. Exchange Listing

Cboe BZX Exchange, Inc.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

ARCHER GROWTH ETF

FUND SUMMARY

Investment Objective

The Archer Growth ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks long-term total returns while minimizing capital loss.

Fees and Expenses of Investing in the Fund

This following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and expense example below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investment)
Management Fees [1]	0.85%
Distribution and Service (12b-1) Fees	None
Other Expenses [1,2]	0%
Net Annual Fund Operating Expenses	0.85%

1.

Pursuant to the Management Services Agreement, the Adviser pays all of the operating expenses of the Fund except for: (1) the fee payment under the Management Services Agreement; (ii) payments under the Fund’s 12b-1 plan (if any); (iii) the costs of borrowing, including interest and dividend expenses; (iv) taxes and governmental fees; (v) acquired fund fees and expenses; (vi) brokers’ commissions and any other transaction-related expenses and fees arising out of transactions effected on behalf of the Fund; (vii) costs of holding shareholder meetings; and (viii) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

2.

“Other Expenses” are estimated for the current fiscal year.

Example:

This Example is intended to help you compare the cost of investing in the Archer Growth ETF with the cost of investing in other exchange-traded funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS
$87	$271

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund’s performance. The Fund had not commenced operations as of the date of this Prospectus and no portfolio turnover rate existed at the time of this publication.

Principal Investment Strategies of the Fund

The Fund pursues its investment objective by constructing a portfolio of companies that exhibit solid fundamentals and superior growth potential relative to the overall U.S. equity market.

Normal Circumstances. The Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in equity securities of growth companies. The Fund defines growth companies as companies that exhibit strong earnings growth potential. Earnings growth potential is determined by upward earnings revisions and projected earnings growth rates. Companies with such qualities generally, in the Advisor’s opinion, represent good, long-term investment opportunities.

Special Situations. The Fund may invest in special situations. A special situation arises when the Adviser believes that the securities of an issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include significant changes in a company’s allocation of its existing capital, a restructuring of assets, a redirection of free cash flows, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event or a difference in market supply and demand for the security. The Fund’s performance could suffer if the anticipated development in a “special situation” investment does not occur or does not attract the expected attention.

Portfolio holdings may be sold when the Advisor believes that such holdings no longer represent relatively attractive investment opportunities. The Fund is actively managed and may invest in companies in any economic sector.

The Advisor starts with a universe of all U.S. exchange-listed companies. Of this universe, the Advisor constructs the Fund’s portfolio to include 20 to 120 positions using both a quantitative analysis, such as, but not limited to, earnings revisions and stock price momentum, and a qualitative analysis, such as the industry which it is in as well as the competitive advantages or patents it may have that drives the company’s means to its earnings. in an effort to outperform the Russell 3000 Growth Index.

The portfolio is generally rebalanced on a monthly basis using the analysis described above. However, the Advisor may rebalance the Fund’s portfolio more or less frequently due to things like corporate actions, such as mergers and acquisitions, and spin-offs.

The Fund is classified as non-diversified, which means a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of issuers.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The loss of your money is a principal risk of investing in the Fund. You should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money. The following principal risk factors have been identified for the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Absence of an Active Market Risk - Although the Fund’s Shares are approved for listing on a national securities exchange, there can be no assurance that an active trading market for the shares will develop and be maintained by market makers or authorized participants for Fund Shares, and there are no obligations of market makers to make a market in the Fund’s Shares or of authorized participants to submit purchase or redemption orders for Creation Units. Further, in times of market stress, market makers or authorized participants may step away from their respective roles in making a market in shares of the ETF and in executing purchase, or redemption orders and that this could in turn lead to wider bid/ask spreads and variances between the market price of the ETF shares and the underlying value of those shares.

Authorized Participant, Market Makers and Liquidity Providers Concentration Risk—Only an authorized participant may engage in creation or redemption transactions directly with the Fund, and the Fund may have a limited number of financial institutions that act as authorized participants. None of those authorized participants is obligated to engage in creation and/or redemption transactions. To the extent that the Fund’s authorized participants exit the business or are unable to or choose not to process creation and/or redemption orders, and no other authorized participant is able to step forward to create and redeem Shares, there may be a significantly diminished trading market for Shares. As a result, Shares may trade at a discount (or premium) to NAV and possibly face trading halts and/or de-listing. Authorized Participant concentration risk may be heightened to the extent the Fund invests in securities or instruments that have lower trading volumes.

Common Stock Risk. Investments in shares of common stock may fluctuate in value response to many factors. Such price fluctuations subject the Fund to potential losses.

Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor, Sub-adviser and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. These changes in value may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to be cyclical which may cause stock prices to fall over short or extended periods of time.

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks, including:

•

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as “Creation Units.”

•

Trading Issues. An active trading market for the Fund's shares may not be developed or maintained. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange.

•

Cash purchases. To the extent Creation Units are purchased by APs in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the Fund and impact the Fund’s NAV if not fully offset by transaction fees paid by the APs.

•

Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

Growth Stock Risk. Growth stocks may underperform value stocks and stocks in other broad style categories (and the stock market as a whole) over any period and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Investments in growth stocks present the risk that the Advisor’s perceptions of the company’s growth potential are wrong.

Investment Risk. Various sectors of the global financial markets have been experiencing an extended period of adverse conditions. Market uncertainty has increased dramatically, particularly in the United States and Europe, and adverse market conditions have expanded to other markets. These conditions have resulted in disruption of markets, periods of reduced liquidity, greater volatility, general volatility of spreads, an acute contraction in the availability of credit and a lack of price transparency. The long-term impact of these events is uncertain but could continue to have a material effect on general economic conditions, consumer and business confidence, and market liquidity.

Large-Cap Securities Risk. Stocks of large companies as a group can fall out of favor with the market. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Advisor’s judgments about the attractiveness, value, and stability of particular stocks in which the Fund invests may prove to be incorrect, and there is no guarantee that the Advisor’s judgment will produce the desired results.

Market Disruption and Geopolitical Risk. U.S. market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, and sanctions), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Market Risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions. The Fund’s performance per share will change daily in response to such factors.

New Advisor Risk. The Advisor has only recently begun serving as an investment advisor to exchange-traded funds (“ETFs”).

New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. The Board of Trustees may liquidate the Fund at any time in accordance with the Declaration of Trust and governing law. As a result, the timing of the Fund’s liquidation may not be favorable.

Non-Diversification Risk. Because the Fund is non-diversified and may invest a greater percentage of its assets in securities of a single issuer, and/or invest in a relatively small number of issuers, it is more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio.

Quantitative Model Risk. Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Small and Medium Cap Securities Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Mid- and small-capitalization companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.

Trading Risk. Trading in Fund shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund shares on the exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. Additional rules applicable to each Exchange may halt trading in Shares when extraordinary volatility causes sudden, significant swings in the market price of Shares. There can be no assurance that the requirement of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Performance

Because the Fund is newly organized and does not yet have a complete calendar year of performance history, the bar chart and total return tables are not provided. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance and an additional index. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain performance information, please visit the Fund’s website at www.thearcherfunds.com or by calling the Fund toll-free at 1-800-494-2755.

Management of the Fund

Investment Advisor: Archer Investment Corporation serves as the investment adviser (“Advisor”) to the Fund.

Investment Sub-advisor: Tidal Investments, LLC serves as the sub-adviser (“Sub-adviser”) to the Fund.

Portfolio Managers

Investment Professional Fund Title (if applicable)	Experience with this Fund	Primary Title with Investment Advisor
Troy C. Patton, CPA/ABV	Since inception in 2025	President and Managing Director

Purchase and Sale of Funds Shares

The Fund issues and redeems shares on a continuous basis, at net asset value only in large blocks of shares called “Creation Units.” Creation Units are issued and redeemed for cash and/or in-kind for securities. Except when aggregated in Creation Units in transactions with Authorized Participants (“AP”), the shares are not redeemable securities of the Fund.

Individual shares of the Fund may only be purchased and sold on the secondary market through an AP. Since shares of the Fund trade on securities exchanges in the secondary market at their market price rather than their net asset value, the Fund’s shares may trade at a price greater than (premium) or less than (discount) the Fund’s net asset value. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information, including the Fund’s net asset value, market price, premiums and discounts, bid-ask spreads and the median bid-ask spread for the Fund’s most recent fiscal year, is available online at www.thearcherfunds.com.

You may access recent information, including information on the Fund’s NAV, Market Price, premiums and discounts, and bid-ask spreads, on the Fund’s website at www.thearcherfunds.com.

Tax Information

The Fund’s distributions will generally be taxed to you as ordinary income or capital gains, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through tax deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund may pay the intermediary from the Fund’s assets, or the investment adviser and/or the Fund’s distributor may pay the intermediary out of their own funds and not as an expense of the Fund, for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Consult with your financial intermediary or visit their web-site for more information.

For important information about the purchase and sale of fund shares, tax information and financial intermediary compensation, please refer to “Shareholder Information” found on Page 8 of this Prospectus.